TYPE     13F-HR
PERIOD      3/31/2002
FILER
           CIK          0001068837
        CCC            q*uf5eyp
SUBMISSION-CONTACT
       NAME      dhedges@iim-ar.com
         PHONE            770-690-4713

                                UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                        Form 13F

                              Form 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:   Mar 31, 2002

Check here if Amendment   [   ] ;   Amendment Number:  _________
This Amendment  (Check only one):    [   ]   is a restatement
                                        [   ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:        ING Investment Management LLC
Address:     5780 Powers Ferry Road, N.W.
                   Suite 300
                    Atlanta, GA   30327 -4349

Form 13F File Number:     28-07292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph D. Horan
Title:     Vice President, Controller
Phone:     770-690-4814

Signature, Place, and Date of Signing:

/s/  Joseph D. Horan           Atlanta, GA          05/15/2002
__________________                ___________            __________
[Signature]                        [City,  State]                  [Date]

Report Type  (Check only one.):

[X]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
           this report, and all holdings are reported by other reporting manager(s).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
          holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form 13F  SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:             11
Form 13F Information Table Value Total:     $   56,721
List of Other Included Manager:
No.             13F File Number                     Name

01                28-7516                  ING Mutual Funds Management Co. LLC

Name of Issuer                              Class     Cusip     Value (x$1000 Shrs/Prn     Invt Discr  Other Voting Auth
__________                                  _____     _____         ________________       ____          ___ _____


ING Investment Management
  DESA HOLDINGS INC                          COMM    25030$$A1             0   1,048,300   Sole             1,048,300
  JCC HOLDING CO                             COMM    46611Q403             0      69,039   Sole                69,039
  GLOBE-TECH CORP                            COMM    53220C106             0      33,862   Sole                33,862
  NEUBERGER & BERMAN AMT PARTNER             COMM    641222104             0  289,228.06   Sole            289,228.06
  FIRST CAPITAL GROUP                        COMM    66704$$A1        55,863  558,632.46   Sole            558,632.46
  PCHC FINANCING I                           COMM    693195208             0     500,000   Sole               500,000
  PHONETEL TECHNOLOGIES                      COMM    71921H505             4      76,000   Sole                76,000
  PEOPLES HOLDING COMPANY                    COMM    741917108           823      21,546   Sole                21,546
  ZEBU                                       COMM    816307995             0     189,294   Sole               189,294
  TRAVELCENTERS AM                           COMM    894172113             0      10,500   Sole                10,500
  SYNAGRO TECH                               COMM    SYNAGROT1            30      12,775   Sole                12,775